Contingencies (Details)								6 Months Ended		12 Months Ended
	May 10, 2024 EUR (€)	Jan. 29, 2024 CAD ($)	Jan. 15, 2024 EUR (€)	May 15, 2023 EUR (€)	May 12, 2023 EUR (€)	Apr. 29, 2023 EUR (€)	Oct. 20, 2022 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 CAD ($)	Oct. 20, 2022 USD ($)
Louisa Mojela [Member]
Contingencies [Line Items]
Administrative and legal fees							€ 1,832,150.62
Losses caused by loan amount (in Dollars) | $												$ 6,849,935.69
Loan proceeds (in Dollars) | $												$ 3,000,000
Legal cost			€ 60,000
Trevor Scott [Member]
Contingencies [Line Items]
Employment agreement						€ 420,659.95
Agreement amount									€ 10,000	€ 67,392
Tejinder Virk [Member]
Contingencies [Line Items]
Agreement amount	€ 30,000
Alleged protected amount					€ 1,630,302.22
Recognized a gain on debt settlement (in Dollars) | $								$ 25,703
Vidya Iyer [Member]
Contingencies [Line Items]
Recognized a gain on debt settlement (in Dollars) | $								$ 146,223
Employment agreement total				€ 151,774
Settlement agreement									€ 30,000
Mr. Shailesh Bhushan [Member]
Contingencies [Line Items]
Agreement amount | $											$ 271,990
Annual salary (in Dollars) | $		$ 60,000